Related Party Disclosures	12 Months Ended
Aug. 31, 2020
Related Party Disclosures [Abstract]
Related Party Disclosures
19	Related Party Disclosures

Ultimate controlling shareholder

Mr. Germain Lamonde, the company’s Executive Chairman, is the company’s ultimate controlling shareholder.

Compensation of key management personnel

	Years ended August 31,
	2020	2019	2018

Salaries and short-term employee benefits	$4,086	$4,029	$3,985
Stock-based compensation costs	1,391	1,175	1,047
	$5,477	$5,204	$5,032

Key management personnel includes senior management and directors.